INVENTORIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INVENTORIES

19.	INVENTORIES

	2025	2024

Finished goods	3,218.5	3,903.2
Work in progress	619.9	739.0
Raw materials and consumables	5,297.7	5,622.2
Spare parts and others	865.4	996.5
Inventory in transit and prepayments	629.7	570.0
Impairment losses	(111.1)	(141.1)
	10,520.1	11,689.8

The changes in impairment losses on inventory, are as follow:

	2025	2024
Balance at the end of the previous year	(141.1)	(142.5)
Effects of cumulative translation adjustments (CTA)	6.9	(16.7)
Provisions	(195.5)	(264.0)
Write-offs/reversal of provisions	214.6	282.1
Reclassified to assets held for sale (i)	4.0	-
Balance at the end of the period	(111.1)	(141.1)

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note 1.3.3 – Sale of subsidiary.

Accounting policies

Inventory is initially recorded at the acquisition cost and subsequent valued at the lower of their cost and net realizable value. Cost includes expenditure incurred to acquire the inventory, non-recoverable taxes, and the costs to bring it to the location and condition required for use. The weighted average method is used to determine the cost of inventory.

The cost of finished products and work in progress includes raw materials, other production materials, direct labor, other direct costs, gains and losses on derivative financial instruments, and an allocation of fixed and variable overheads based on the normal operating capacity. Fixed costs not allocated or idle costs not held in inventory, are recognized directly in the income statement, as determined by IAS 2- Inventories.

The net realizable value is the estimated selling price in the ordinary course of business, less the costs of bringing the inventory to the condition required for sale, and the selling costs. The calculation of the net realizable value takes into consideration the specific characteristics of each category of inventory, such as the expiry date, the remaining shelf life, and any indicators of slow-moving inventory, amongst others.

Provisions for impairment losses are constituted, when necessary, in compliance with write-offs, slow moving and obsolete inventory of Company’s policies.